Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,550,716	$ 1,657,550
Less: accumulated depreciation and amortization	(1,001,079)	(946,823)
Property and equipment, net	549,637	710,727
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	484,951	525,365
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	128,047	132,650
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	224,364	252,097
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	179,613	169,216
Software [Member]
Property, Plant and Equipment [Line Items]
Subtotal	364,979	395,395
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 168,762	$ 182,827